Equity - Other contributed equity - Summary of equity -Other contributed equity (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Statement of changes in equity [abstract]
Convertible note - Triaxial	$ 464,000	$ 464,000